Income Taxes - Changes in net deferred income tax asset (liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	$ (730.7)	$ (137.4)
Amounts recorded in the consolidated statement of earnings	(173.3)	(485.7)
Amounts recorded in total equity	15.0	(15.9)
Acquisitions of subsidiaries	(60.9)	(62.5)
Foreign exchange effect and other	0.7	(29.2)
Deferred tax asset, ending balance	(949.2)	(730.7)
Operating and capital losses
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	226.8	230.0
Amounts recorded in the consolidated statement of earnings	57.2	(7.1)
Amounts recorded in total equity	15.0	8.0
Acquisitions of subsidiaries	(0.3)	3.3
Foreign exchange effect and other	14.7	(7.4)
Deferred tax asset, ending balance	313.4	226.8
Investments
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	(193.0)	(414.5)
Amounts recorded in the consolidated statement of earnings	(411.8)	197.2
Amounts recorded in total equity	(5.8)	20.1
Acquisitions of subsidiaries	2.7	(11.4)
Foreign exchange effect and other	(3.9)	15.6
Deferred tax asset, ending balance	(611.8)	(193.0)
Insurance and reinsurance held contracts
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	(382.8)	207.8
Amounts recorded in the consolidated statement of earnings	41.1	(588.9)
Acquisitions of subsidiaries	(4.1)	0.1
Foreign exchange effect and other	(12.2)	(1.8)
Deferred tax asset, ending balance	(358.0)	(382.8)
Intangible assets
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	(376.1)	(413.1)
Amounts recorded in the consolidated statement of earnings	116.6	30.9
Acquisitions of subsidiaries	(46.2)	(1.9)
Foreign exchange effect and other	(2.6)	8.0
Deferred tax asset, ending balance	(308.3)	(376.1)
Tax credits
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	75.4	213.6
Amounts recorded in the consolidated statement of earnings	(20.2)	(137.1)
Foreign exchange effect and other	(21.6)	(1.1)
Deferred tax asset, ending balance	33.6	75.4
Other
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	(81.0)	38.8
Amounts recorded in the consolidated statement of earnings	43.8	19.3
Amounts recorded in total equity	5.8	(44.0)
Acquisitions of subsidiaries	(13.0)	(52.6)
Foreign exchange effect and other	26.3	(42.5)
Deferred tax asset, ending balance	$ (18.1)	$ (81.0)